WARRANT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Series C Redeemable Convertible Preferred Shares | China Equities HK Limited
Class of Warrant or Right [Line Items]
Schedule of fair value of the warrant liability assumptions

	December 31,
	2019	2020
Risk‑free rate of return	2.60%	1.15%
Volatility	45%	45%
Expected dividend yield	0%	0%
Fair value of underlying Series C Redeemable Convertible Preferred Shares	US$1.97	US$5.42
Expected term	3.7 years	2.7 years

Series E Redeemable Convertible Preferred Shares | Two PRC onshore investment funds
Class of Warrant or Right [Line Items]
Schedule of fair value of the warrant liability assumptions

December 31,
2019
Risk‑free rate of return	2.58%
Volatility	55%
Expected dividend yield	0%
Fair value of underlying Series E Redeemable Convertible Preferred Shares	US$2.49
Expected term	1.2 years

Series F Redeemable Convertible Preferred Shares | Novo Investment HK Limited
Class of Warrant or Right [Line Items]
Schedule of fair value of the warrant liability assumptions

December 31,
2020
Risk‑free rate of return	1.07%
Volatility	30%
Expected dividend yield	0%
Fair value of underlying Series F Redeemable Convertible Preferred Shares	US$5.50
Expected term	0.36 years